Long-Term Investments	12 Months Ended
Dec. 31, 2022
Long-Term Investments [Line Items]
LONG-TERM INVESTMENTS

NOTE 11 – LONG-TERM INVESTMENTS

The Company’s long-term investments consist of the following:

	As of December 31,
	2022	2021
Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$37,056	$55,324
Equity investments without readily determinable fair value:
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”)	1,435,832	1,568,455
Beijing Xingshuizhixing Technology Co., Ltd. (“Xingshuizhixing”)	1,148,665	1,254,764
Zhejiang Wangxin Health Technology Co., Ltd. (“Wangxin”)	-	1,035,180
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”)	430,750	470,537
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	287,167	313,691
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”)	227,970	249,027
Chengdu Zhongfuze Management LLP(“Zhongfuze”)	71,792	78,423
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	71,792	78,423
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”)	71,792	78,423
Taizhoujia Menkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Taizhoujia”)	71,792	78,423
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	71,792	78,423
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”)	38,767	42,348
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”)	25,845	28,232
Subtotal	3,991,012	5,409,673
Less: impairment	(971,731)	(28,232)
Total	$3,019,281	$5,381,441

Equity method investments

Investment in Suzhou Investment

In December 2017, the Company acquired 17% of shareholding of Suzhou Investment with cash consideration of RMB 850,000. As the Company’s CEO, Mr. Haiping Hu is Suzhou Investment’s director and the Company can exercise significant influence on Suzhou Investment’s business operation, the Company therefore accounted for this investment under equity methods from December 2017 and share the profit or loss of Suzhou Investment accordingly. For the years ended December 31, 2022, 2021 and 2020, the Company recognized investment losses of $14,072, $14,025 and $15,585, respectively, according to its share of the post-acquisition losses of Suzhou Investment.

Equity investments without readily determinable fair value

Investment in Jiazhong

In December 2020, the Company acquired 33% of partnership share of Jiazhong as a limited partner with cash consideration of RMB 10,000,000, approximately $1,435,832. The Company has fully paid RMB 10,000,000 as of December 31, 2020. The Company does not have significant influence or control over Jiazhong, and the partnership share investment does not have readily determinable market value, and therefore accounted for the investment of Jiazhong at cost minus impairments and plus or minus observable changes in prices.

Investment in Xingshuizhixing

The Company signed an investment agreement with Beijing Zhitong Zhenye Technology Co., Ltd. and Li Jiyou to invest RMB8,000,000, approximately $1,148,666, to Xingshuizhixing, which is accounting for 4% of its equity interest. Xinshuizhixing mainly operates online tax management system. The Company has no control, joint control or significant influence on the invested units, and therefore accounted for the investment of Xingshuizhixing at cost minus impairments and plus or minus observable changes in prices.

Investment in Wangxin

On April 11, 2021, Zibo Shidong signed an equity transfer agreement with Wangxin, which mainly provides health consulting service, to acquire its 2.15% equity interest in the consideration of RMB6,600,000, approximately $947,650. The company has no control, joint control or significant influence on the invested units, and therefore accounted for the investment of Wangxin at cost minus impairments and plus or minus observable changes in prices. The investment fund would be refunded and reclassified as other receivable as December 31, 2022.

Investment in Zhongfei

In November 2020, the Company acquired 3% of shareholding interest of Zhongfei through nonmonetary transactions, with which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Zhongfei of RMB3,000,000, approximately $430,750. In 2021, The Company provided it with a customized service worth of RMB3,000,000. The service has been completed and Zhongfei has decided to transfer 3% of the equity according to its fair value to the Company. The registration change was completed as of December 31, 2021. The Company does not have significant influence or control over Zhongfei, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Zhongfei at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them. In 2022, the Company noticed that Zhongfei had encountered going-concern issue and determined that the impairment on investment was other-than-temporary. Full impairment of $ $446,025 was provided for investment of Zhongfei for the year ended December 31, 2022.

Investment in Yinzhirun

In December 2016, the Company acquired 0.45% of shareholding of Yinzhirun with cash consideration of RMB 2,000,000, approximately $287,167. The Company does not have significant influence or control over Yinzhirun, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Yinzhirun at cost minus impairments and plus or minus observable changes in prices.

Investment in Cheyi

In November 2020, the Company acquired 0.5% of shareholding interest of Cheyi through nonmonetary transactions, with which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Cheyi of RMB1,587,719, approximately $227,970. In 2021, the Company provided it with a membership service worth of RMB1,500,000. This service has been completed. Cheyi has a poor capital turnover, it has decided to transfer 0.5% of the equity according to its fair value to the Company and registration change was completed as of December 31, 2021. The Company accounts for these non-monetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Cheyi, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Cheyi at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.

The Company noticed that Industry and Commerce Administration of Nanchang Xihu Branch was not able to perform on-site inspection on Cheyi’s subsidiary Nanchang Qingchong Technology Co., Ltd. (“Qingchong”) in August 2022; Another Cheyi’s subsidiary, Jiangxi Cheyi Tongcheng Vehicle Networking Technology Co., Ltd. (“Cheyi Tongcheng”) had a legal dispute with China Construction Bank Nanchang Branch (“CCB”) on March 9, 2023. The Company noticed the above factors that raise significant concerns about the investee’s ability to continue as a going concern. Full impairment of $236,053 was provided for investment of Cheyi for the year ended December 31, 2022.

Investment in Zhongfuze

In September 2019, the Company acquired 11.11% of partnership share of Zhongfuze with cash consideration of RMB500,000, approximately $71,792. The Company has fully paid RMB500,000 as of December 31, 2020. The Company does not have significant influence or control over Zhongfuze, and the partnership share investment does not have readily determinable market value, and therefore accounted for the investment of Zhongfuze at cost minus impairments and plus or minus observable changes in prices.

Investment in Outu

In December 2019, the Company acquired 15% of shareholding interest of Outu with cash consideration of RMB3,000,000, approximately $430,750. The Company has paid RMB 500,000, approximately $71,792, as of December 31, 2022. The Company does not have significant influence or control over Outu, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Outu at cost minus impairments and plus or minus observable changes in prices. In 2022, the Company noticed that Qutu had encountered going-concern issue and determined that the impairment on investment was other-than-temporary. Full impairment of $74,337 was provided for investment of Outu for the year ended December 31, 2022.

Investment in Qianshier

In December 2020, the Company acquired 5% of shareholding interest of Qiansier through nonmonetary transactions with, which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Qianshier of RMB 500,000, approximately $71,792. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Qianshier, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Qianshier at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them.

In 2022, the Company noticed Qianshier had been applied as dishonest entity subject to enforcement in associated with a rental dispute, which raised significant concerns about the investee’s ability to continue as a going concern. Full impairment of $74,337 was provided for investment of Qianshier for the year ended December 31, 2022.

Investment in Taizhoujia

In June 2020, the Company acquired 5% of shareholding interest of Taizhoujia through nonmonetary transactions with Taizhoujia, which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Taizhoujia of RMB500,000, approximately $71,792. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Taizhoujia, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Taizhoujia at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them. In 2022, the Company noticed Taizhoujia was involved in legal proceedings as respondent to its debt guarantor, which raised significant concerns about the investee’s ability to continue as a going concern. Full impairment of $74,337 was provided for investment of Taizhoujia for the year ended December 31, 2022.

Investment in Yueteng

In June 2020, the Company acquired 5% of shareholding interest of Yueteng through nonmonetary transactions with Yueteng, which are entered into at the Company’s discretion to receive equity interest in exchange of collection of account receivables due from Yueteng of RMB500,000, approximately $71,792. The Company accounts for these nonmonetary exchanges based on the fair values of the assets involved. The Company does not have significant influence or control over Yueteng, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Yueteng at cost minus impairments and plus or minus observable changes in prices. The cost of equity interest acquired in exchange is initially measured at the fair value of the account receivables the Company surrendered to obtain them. In 2022, the Company determined that the investment was impaired and the impairment was other-than-temporary. Full impairment of $74,337 was provided for investment of Taizhoujia for the year ended December 31, 2022.

Investment in Funeng

In August 2019, the Company subscribed capital with cash consideration of RMB 570,000 and acquired 19% of shareholding interest of Funeng. The Company has paid RMB 270,000 as of December 31, 2020. The Company does not have significant influence or control over Funeng, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Funeng at cost minus impairments and plus or minus observable changes in prices.

Investment in Car Service

In November 2017, the Company acquired 1.5 % of shareholding interest of Car Service with cash consideration of RMB90,000. In May 2019, the shareholding interest the Company held was diluted to 0.98% after Car Service received capital from a new shareholder. The Company does not have significant influence or control over Car Service, and the equity investment does not have readily determinable market value, and therefore accounted for the investment of Car Service at cost minus impairments and plus or minus observable changes in prices. In 2021, the Company noticed that with the adverse impact of COVID-19, Car Service failed to publish the annual report of 2020 in accordance with the time limit to the Industry and Commerce Administration of Dongguan Nancheng Branch, which was factors that raise significant concerns about the investee’s ability to continue as a going concern. Full impairment of $27,900 was provided for investment of Car Service for the year ended December 31, 2021.